Prepayments to Suppliers	12 Months Ended
Dec. 31, 2011
Advance Payments [Abstract]
Advance Payments [Text Block]

4 PREPAYMENTS TO SUPPLIERS

As of December 31, 2011 and 2010, prepayments to suppliers are made in connection with the purchase of raw materials and the construction of the Group’s facilities. Prepayments to suppliers are reclassified to inventories or construction-in-progress when the Group applies the prepayments to related purchases of materials after the related invoices are received.